UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Emerging Markets Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

  Date of fiscal year end:   December 31

 Date of reporting period:   September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.4%
Austria: 1.1%
53,000	Erste Group Bank A.G. #	$1,674,888

Brazil: 8.6%
122,000	BB Seguridade Participacoes S.A.	1,200,569
154,000	BR Malls Participacoes S.A.	1,396,652
197,000	BR Properties S.A.	1,751,072
112,000	Brazil Hospitality Group S.A. *	735,785
116,000	Cosan S.A. Industria e Comercio	2,235,943
316,000	Estacio Participacoes S.A.	2,455,227
15,000	Guararapes Confeccoes S.A.	626,720
145,000	International Meal Co. Holdings S.A. *	1,308,487
119,000	Localiza Rent a Car S.A.	1,771,872
		13,482,327

China / Hong Kong: 24.4%
2,309,000	Baoxin Auto Group Ltd. #	2,143,306
2,629,608	Beijing Capital International Airport Co. Ltd. #	1,737,586
2,620,000	Boer Power Holdings Ltd. #	1,942,825
1,119,400	Brilliance China Automotive Holdings Ltd. * #	1,686,030
2,730,000	China Hongqiao Group Ltd. #	1,594,899
880,000	China Medical System Holdings Ltd. #	753,018
1,995,000	China Singyes Solar Technologies Holdings Ltd. #	2,227,156
640,000	CIMC Enric Holdings Ltd. #	859,114
7,400,000	Franshion Properties China Ltd. #	2,441,429
233,000	Galaxy Entertainment Group Ltd. * #	1,637,297
9,547,000	Genting Hong Kong Ltd. (USD) * #	3,917,220
541,000	Great Wall Motor Co. Ltd. #	2,935,380
1,504,000	Greatview Aseptic Packaging Co. Ltd. #	860,669
760,000	Haier Electronics Group Co. Ltd. #	1,481,817
907,000	Kunlun Energy Co. Ltd. #	1,274,919
19,630,000	REXLot Holdings Ltd. #	1,519,201
1,224,000	Sunac China Holdings Ltd. #	794,985
413,000	Techtronic Industries Co. #	1,076,619
63,600	Tencent Holdings Ltd. #	3,344,632
8,113,000	Tiangong International Co. Ltd. #	2,137,007
2,024,000	Xinyi Glass Holdings Ltd. #	1,872,291
		38,237,400

India: 12.1%
188,400	Apollo Hospitals Enterprise Ltd. #	2,792,660
767,000	DEN Networks Ltd. * #	2,048,458
283,700	Glenmark Pharmaceuticals Ltd. #	2,407,274
66,000	HCL Technologies Ltd. #	1,140,731
95,300	Jammu & Kashmir Bank Ltd. #	1,754,175
124,500	Larsen & Toubro Ltd. #	1,566,669
979,000	Mundra Port & Special Economic Zone Ltd. #	2,146,797
116,400	Persistent Systems Ltd.	1,176,457
287,800	Phoenix Mills Ltd.	1,052,731
180,000	Shriram Transport Finance Co. Ltd. #	1,635,479
28,000	Strides Arcolab Ltd. #	381,526
198,000	Yes Bank Ltd. #	911,805
		19,014,762

Indonesia: 1.2%
1,780,000	Bank Rakyat Indonesia Tbk PT #	1,113,494
5,350,000	Express Transindo Utama Tbk PT * #	693,029
		1,806,523

Israel: 0.0%
182,500	Queenco Leisure International Ltd. (GDR) * # § Reg S	77,107

Malaysia: 0.8%
1,050,000	Sapurakencana Petroleum Bhd * #	1,189,011

Mexico: 1.0%
956,000	Credito Real S.A.B. de C.V. *	1,510,377

Nigeria: 2.3%
12,990,000	Guaranty Trust Bank Plc	2,021,696
267,672	Nestle Nigeria Plc	1,568,439
		3,590,135

Panama: 1.1%
12,800	Copa Holdings S.A. (Class A) (USD)	1,774,976

Philippines: 0.9%
19,400,000	Megaworld Corp. #	1,450,707

Portugal: 1.8%
136,000	Jeronimo Martins, SGPS S.A. #	2,790,908

Russia: 4.4%
18,000	Eurasia Drilling Co. Ltd. (GDR) Reg S	716,960
15,500	Magnit OJSC #	3,923,545
767,000	Sberbank RF (USD) #	2,309,115
		6,949,620

Singapore: 2.1%
1,874,000	Ezion Holdings Ltd. #	3,289,912

South Africa: 0.9%
51,000	Aspen Pharmacare Holdings Ltd. #	1,334,828

South Korea: 7.0%
80,200	Cheil Worldwide, Inc. * #	1,849,920
81,900	GSretail Co. Ltd. #	2,391,405
6,730	Hyundai Mobis Co. Ltd. #	1,790,325
11,170	Hyundai Motor Co. #	2,606,107
39,740	Samsung Techwin Co. Ltd. #	2,253,343
		10,891,100

Switzerland: 1.6%
461,000	Glencore Xstrata Plc (GBP) #	2,510,281

Taiwan: 4.6%
740,300	Chailease Holding Co. Ltd. #	1,737,097
274,000	Cleanaway Co. Ltd. #	1,591,856
145,000	MediaTek, Inc. #	1,791,081
138,600	Wowprime Corp. #	2,166,001
		7,286,035

Thailand: 2.8%
628,000	CP All PCL #	708,250
100,000	Kasikornbank PCL #	559,757
338,000	Kasikornbank PCL (NVDR) (THB) #	1,891,979
2,701,000	Thai Beverage PCL (SGD) #	1,185,936
		4,345,922

Turkey: 0.9%
197,330	TAV Havalimanlari Holding A.S. #	1,393,280

United Arab Emirates: 1.1%
85,000	Al Noor Hospitals Group Plc (GBP) *	1,124,246
122,000	NMC Health Plc (GBP)	645,647
		1,769,893

United Kingdom: 5.3%
1,115,000	Afren Plc * #	2,494,256
28,000	Bank of Georgia Holdings Plc #	875,018
1,235,312	Hirco Plc * # §	214,378
120,000	Ophir Energy Plc * #	646,843
1,560,007	Raven Russia Ltd.	1,906,750
627,000	Volga Gas Plc *	881,825
100,000	Zhaikmunai LP (GDR) Reg S	1,300,000
		8,319,070

United States: 1.4%
796,900	Samsonite International S.A. (HKD) #	2,227,933

Total Common Stocks (Cost: $121,248,630)		136,916,995

PREFERRED STOCKS: 5.7%
Russia: 0.9%
515	AK Transneft OAO #	1,348,735

South Korea: 4.8%
9,220	Samsung Electronics Co. Ltd. #	7,515,297

Total Preferred Stocks (Cost: $7,676,774)		8,864,032

REAL ESTATE INVESTMENT TRUSTS: 1.4%
Mexico: 0.7%
536,000	TF Administradora Industrial, S. de R.L. de C.V.	1,064,670

Turkey: 0.7%
850,000	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. #	1,152,688

Total Real Estate Investment Trusts (Cost: $2,669,658)		2,217,358

WARRANTS: 2.8%
Luxembourg: 2.8%
73,900	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 12/01/14) # * (a)	2,364,642
195,000	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 09/27/16) # * (b)	2,017,490

Total Warrants (Cost: $4,091,925)		4,382,132

MONEY MARKET FUND: 0.2% (Cost: $365,213)
365,213	AIM Treasury Portfolio - Institutional Class	365,213

Total Investments: 97.5% (Cost: $136,052,200)		152,745,730
Other assets less liabilities: 2.5%		3,916,211
NET ASSETS: 100.0%		$156,661,941

GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $122,153,416 which represents 78.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $291,485 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	182,500	$3,490,971	$77,107	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.1%	$6,242,187
Communications	4.7	7,243,010
Consumer Discretionary	1.6	2,364,642
Consumer, Cyclical	19.1	29,211,704
Consumer, Non-cyclical	23.1	35,201,712
Energy	7.0	10,711,663
Financial	22.6	34,439,001
Industrial	10.0	15,343,032
Technology	7.6	11,623,566
Money Market Fund	0.2	365,213
	100.0%	$152,745,730

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,674,888	$—	$1,674,888
Brazil	13,482,327	—	—	13,482,327
China / Hong Kong	—	38,237,400	—	38,237,400
India	2,229,188	16,785,574	—	19,014,762
Indonesia	—	1,806,523	—	1,806,523
Israel	—	77,107	—	77,107
Malaysia	—	1,189,011	—	1,189,011
Mexico	1,510,377	—	—	1,510,377
Nigeria	3,590,135	—	—	3,590,135
Panama	1,774,976	—	—	1,774,976
Philippines	—	1,450,707	—	1,450,707
Portugal	—	2,790,908	—	2,790,908
Russia	716,960	6,232,660	—	6,949,620
Singapore	—	3,289,912	—	3,289,912
South Africa	—	1,334,828	—	1,334,828
South Korea	—	10,891,100	—	10,891,100
Switzerland	—	2,510,281	—	2,510,281
Taiwan	—	7,286,035	—	7,286,035
Thailand	—	4,345,922	—	4,345,922
Turkey	—	1,393,280	—	1,393,280
United Arab Emirates	1,769,893	—	—	1,769,893
United Kingdom	4,088,575	4,016,117	214,378	8,319,070
United States	—	2,227,933	—	2,227,933
Preferred Stocks*	—	8,864,032	—	8,864,032
Real Estate Investment Trusts
Mexico	1,064,670	—	—	1,064,670
Turkey	—	1,152,688	—	1,152,688
Warrants	—	4,382,132	—	4,382,132
Money Market Fund	365,213	—	—	365,213
Total	$30,592,314	$121,939,038	$214,378	$152,745,730

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $1,183,059 and transfers from Level 2 to Level 1 were $3,807,488. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

Common Stocks
United Kingdom
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(968,681)
Purchases	—
Sales	—
Transfers in and/or out of level 3	1,183,059
Balance as of September 30, 2013	$214,378

Transfers from Level 1 to Level 3 resulted primarily from suspended trading.

See Notes to Schedule of Investments

VIP EMERGING MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees.  Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2013 was $137,424,604 and net unrealized appreciation aggregated $15,321,126 of which $28,793,358 related to appreciated securities and $13,472,232 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2013